SEGMENT (Policies)	12 Months Ended
Dec. 31, 2014
Segment [Abstract]
SegmentReportingPolicyPolicyTextBlock

Common services shared by the business segments are assigned directly or allocated based on various cost factors, depending on the nature of the service provided. Interest income and expense is recorded on intercompany loans. The loan balances and related interest are eliminated in consolidation.